4. MARKETABLE SECURITIES: Schedule of Marketable Securities (Details)	12 Months Ended
Sep. 30, 2023 CAD ($) shares
Highlander Silver Corp
Marketable Securities, Shares | shares	75,000
Marketable Securities, Cost	$ 12,000
Marketable Securities, Fair Value	$ 4,500
Allied Copper Corp
Marketable Securities, Shares | shares	1,155,707
Marketable Securities, Cost	$ 246,284
Marketable Securities, Fair Value	$ 161,799